                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7702
                                   --------

The Value Line Asset Allocation Fund, Inc.
------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

Stephen R. Anastasio
--------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: March 31,2008
                         -------------

Date of reporting period: June 30,2007
                          ------------

ITEM 1: SCHEDULE OF INVESTMENTS.

        A copy of Schedule of Investments for the period ended 06/30/07 is included with this Form.

Value Line Asset Allocation Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

    COMMON STOCKS  (76.0%)

               ADVERTISING  (1.0%)
     10,000    aQuantive, Inc. *                                   $   638,000
     10,000    R.H. Donnelley Corp. *                                  757,800
                                                                   -----------
                                                                     1,395,800
               AEROSPACE/DEFENSE  (3.8%)
      3,000    Alliant Techsystems, Inc. *                             297,450
      5,000    Armor Holdings, Inc. *                                  434,350
     12,000    BE Aerospace, Inc. *                                    495,600
      4,000    Boeing Co. (The)                                        384,640
      4,600    General Dynamics Corp.                                  359,812
      3,500    L-3 Communications Holdings, Inc.                       340,865
      3,000    Lockheed Martin Corp.                                   282,390
     12,750    Moog, Inc. Class A *                                    562,402
      8,800    Precision Castparts Corp.                             1,067,968
      5,000    Raytheon Co.                                            269,450
      7,000    Rockwell Collins, Inc.                                  494,480
                                                                   -----------
                                                                     4,989,407
               APPAREL  (2.0%)
     10,000    Gildan Activewear, Inc. Class A *                       342,900
     12,800    Guess?, Inc.                                            614,912
      9,000    Phillips-Van Heusen Corp.                               545,130
      8,000    Polo Ralph Lauren Corp. Class A                         784,880
      4,200    VF Corp.                                                384,636
                                                                   -----------
                                                                     2,672,458
               AUTO & TRUCK  (0.2%)
      2,000    Toyota Motor Corp. ADR                                  251,760

               AUTO PARTS  (1.1%)
      4,300    BorgWarner, Inc.                                        369,972
      9,000    Johnson Controls, Inc.                                1,041,930
                                                                   -----------
                                                                     1,411,902
               BANK  (1.1%)
     11,000    Bank of Hawaii Corp.                                    568,040
      6,000    Compass Bancshares, Inc.                                413,880
     12,000    Wells Fargo & Co.                                       422,040
                                                                   -----------
                                                                     1,403,960
               BANK - CANADIAN  (0.3%)
      6,800    Royal Bank of Canada                                    360,876

               BANK - MIDWEST  (0.6%)
     11,501    Commerce Bancshares, Inc.                               520,995
      4,000    Northern Trust Corp.                                    256,960
                                                                   -----------
                                                                       777,955
               BEVERAGE - SOFT DRINK  (0.8%)
     20,000    Hansen Natural Corp. *                                  859,600
      4,000    PepsiCo, Inc.                                           259,400
                                                                   -----------
                                                                     1,119,000
               BIOTECHNOLOGY  (0.2%)
      4,000    Techne Corp. *                                          228,840

               BUILDING MATERIALS  (1.0%)
      3,000    Fluor Corp.                                             334,110

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                                   JUNE 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

     10,000    Jacobs Engineering Group, Inc. *                    $   575,100
      5,000    Washington Group International, Inc. *                  400,050
                                                                   -----------
                                                                     1,309,260

               CABLE TV  (0.7%)
     11,000    DIRECTV Group, Inc. (The) *                             254,210
      8,000    Rogers Communications, Inc. Class B                     339,920
      7,000    Shaw Communications, Inc. Class B                       294,280
                                                                   -----------
                                                                       888,410

               CEMENT & AGGREGATES  (0.7%)
      3,400    Martin Marietta Materials, Inc.                         550,868
      3,000    Vulcan Materials Co.                                    343,620
                                                                   -----------
                                                                       894,488

               CHEMICAL - DIVERSIFIED  (1.3%)
      4,000    Air Products & Chemicals, Inc.                          321,480
     10,600    Albemarle Corp.                                         408,418
     10,000    Monsanto Co.                                            675,400
      5,700    Pall Corp.                                              262,143
                                                                   -----------
                                                                     1,667,441

               CHEMICAL - SPECIALTY  (2.0%)
     10,000    Airgas, Inc.                                            479,000
     18,000    Ecolab, Inc.                                            768,600
     11,400    Praxair, Inc.                                           820,686
      4,000    Sherwin-Williams Co. (The)                              265,880
      8,400    Sigma-Aldrich Corp.                                     358,428
                                                                   -----------
                                                                     2,692,594

               COMPUTER & PERIPHERALS  (0.8%)
     16,000    EMC Corp.  *                                            289,600
     10,000    Hewlett-Packard Co.                                     446,200
      4,900    MICROS Systems, Inc. *                                  266,560
                                                                   -----------
                                                                     1,002,360

               COMPUTER SOFTWARE & SERVICES (1.8%)
      7,300    Accenture Ltd. Class A                                  313,097
     19,000    ANSYS, Inc. *                                           503,500
      7,000    Cognizant Technology Solutions Corp. Class A *          525,630
      4,700    DST Systems, Inc. *                                     372,287
      5,400    Infosys Technologies Ltd. ADR                           272,052
      8,800    SEI Investments Co.                                     255,552
      5,500    VeriFone Holdings, Inc. *                               193,875
                                                                   -----------
                                                                     2,435,993

               DIVERSIFIED COMPANIES  (3.0%)
      6,600    Acuity Brands, Inc.                                     397,848
      5,000    American Standard Companies, Inc.                       294,900
     22,500    AMETEK, Inc.                                            892,800
      5,200    Brink's Co. (The)                                       321,828
      4,700    Danaher Corp.                                           354,850
      4,000    ESCO Technologies, Inc. *                               145,040
      8,000    ITT Corp.                                               546,240
      7,800    McDermott International, Inc. *                         648,336
      5,000    United Technologies Corp.                               354,650
                                                                   -----------
                                                                     3,956,492

--------------------------------------------------------------------------------
2

                                          Value Line Asset Allocation Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

               DRUG  (1.7%)
      4,800    Allergan, Inc.                                      $   276,672
     10,400    Celgene Corp. *                                         596,232
      7,000    Covance, Inc. *                                         479,920
     14,600    Gilead Sciences, Inc. *                                 566,042
     10,000    Pharmaceutical Product Development, Inc.                382,700
                                                                   -----------
                                                                     2,301,566

               E-COMMERCE  (0.3%)
      9,000    Akamai Technologies, Inc. *                             437,760

               EDUCATIONAL SERVICES  (0.4%)
      4,200    ITT Educational Services, Inc. *                        492,996

               ELECTRICAL EQUIPMENT  (1.9%)
      6,000    Baldor Electric Co.                                     295,680
      6,600    Cooper Industries Ltd. Class A                          376,794
      6,600    Emerson Electric Co.                                    308,880
      4,200    Garmin Ltd.                                             310,674
      7,200    General Cable Corp. *                                   545,400
      6,400    Thomas & Betts Corp. *                                  371,200
     11,600    Trimble Navigation Ltd. *                               373,520
                                                                   -----------
                                                                     2,582,148

               ELECTRICAL UTILITY - CENTRAL (0.2%)
      2,700    Entergy Corp.                                           289,845

               ELECTRICAL UTILITY - EAST  (0.6%)
      7,000    Exelon Corp.                                            508,200
      4,500    FirstEnergy Corp.                                       291,285
                                                                   -----------
                                                                       799,485

               ELECTRONICS  (1.1%)
     14,000    Amphenol Corp. Class A                                  499,100
      7,400    Harris Corp.                                            403,670
      8,700    MEMC Electronic Materials, Inc. *                       531,744
                                                                   -----------
                                                                     1,434,514

               ENVIRONMENTAL  (0.9%)
     15,000    Republic Services, Inc.                                 459,600
      8,600    Stericycle, Inc. *                                      382,356
     10,500    Waste Connections, Inc. *                               317,520
                                                                   -----------
                                                                     1,159,476

               FINANCIAL SERVICES - DIVERSIFIED (3.4%)
      4,000    Affiliated Managers Group, Inc. *                       515,040
      3,000    Ambac Financial Group, Inc.                             261,570
      5,000    American Express Co.                                    305,900
      3,300    BlackRock, Inc. Class A                                 516,747
      6,000    CIT Group, Inc.                                         328,980
      9,700    Eaton Vance Corp.                                       428,546
      2,600    Franklin Resources, Inc.                                344,422
     11,000    Leucadia National Corp.                                 387,750
      6,000    Loews Corp.                                             305,880
      6,000    Principal Financial Group, Inc.                         349,740
      8,700    ProAssurance Corp. *                                    484,329
      6,800    T. Rowe Price Group, Inc.                               352,852
                                                                   -----------
                                                                     4,581,756

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                                   JUNE 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

               FOOD PROCESSING  (0.6%)
      8,200    Flowers Foods, Inc.                                 $   273,552
      5,500    Ralcorp Holdings, Inc. *                                293,975
      5,400    Wm. Wrigley Jr. Co.                                     298,674
                                                                   -----------
                                                                       866,201

               HEALTH CARE INFORMATION SYSTEMS (0.3%)
      7,000    Allscripts Healthcare Solutions, Inc. *                 178,360
      5,000    Cerner Corp. *                                          277,350
                                                                   -----------
                                                                       455,710

               HOME APPLIANCES  (0.2%)
      4,500    Toro Co. (The)                                          265,005

               HOTEL/GAMING  (2.1%)
      8,300    Ameristar Casinos, Inc.                                 288,342
      7,500    International Game Technology                           297,750
      6,500    Marriott International, Inc. Class A                    281,060
     17,200    Penn National Gaming, Inc. *                          1,033,548
      7,500    Station Casinos, Inc.                                   651,000
      4,500    Vail Resorts, Inc. *                                    273,915
                                                                   -----------
                                                                     2,825,615

               HOUSEHOLD PRODUCTS  (0.7%)
      6,400    Church & Dwight Company, Inc.                           310,144
      3,000    Energizer Holdings, Inc. *                              298,800
      7,600    Scotts Miracle-Gro Co. (The) Class A                    326,344
                                                                   -----------
                                                                       935,288

               HUMAN RESOURCES  (0.3%)
      7,000    Watson Wyatt Worldwide, Inc. Class A                    353,360

               INDUSTRIAL SERVICES  (1.7%)
     16,000    C.H. Robinson Worldwide, Inc.                           840,320
      8,550    Corrections Corp. of America *                          539,590
      5,300    EMCOR Group, Inc. *                                     386,370
      9,600    Iron Mountain, Inc. *                                   250,848
      9,000    Quanta Services, Inc. *                                 276,030
                                                                   -----------
                                                                     2,293,158

               INFORMATION SERVICES  (1.5%)
      5,400    Alliance Data Systems Corp. *                           417,312
      5,500    Dun & Bradstreet Corp. (The)                            566,390
      7,000    Equifax, Inc.                                           310,940
      5,800    FactSet Research Systems, Inc.                          396,430
      4,000    Moody's Corp.                                           248,800
                                                                   -----------
                                                                     1,939,872

               INSURANCE - LIFE  (1.4%)
      6,300    AFLAC, Inc.                                             323,820
     11,250    Delphi Financial Group, Inc. Class A                    470,475
     11,000    Manulife Financial Corp.                                410,520
      6,000    MetLife, Inc.                                           386,880
      3,300    Prudential Financial, Inc.                              320,859
                                                                   -----------
                                                                     1,912,554

               INSURANCE - PROPERTY & CASUALTY (1.8%)
      3,000    ACE Ltd.                                                187,560

--------------------------------------------------------------------------------
4

                                          Value Line Asset Allocation Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

      3,900    Arch Capital Group Ltd. *                           $   282,906
      5,600    Assurant, Inc.                                          329,952
     12,000    Berkley (W.R.) Corp.                                    390,480
      5,500    Chubb Corp. (The)                                       297,770
      7,600    RLI Corp.                                               425,220
      3,000    SAFECO Corp.                                            186,780
      7,000    Sun Life Financial, Inc.                                334,250
                                                                   -----------
                                                                     2,434,918

               MACHINERY  (3.4%)
      3,600    Caterpillar, Inc.                                       281,880
      2,400    Deere & Co.                                             289,776
      4,700    Foster Wheeler Ltd. *                                   502,853
      9,000    Gardner Denver, Inc. *                                  382,950
     11,250    IDEX Corp.                                              433,575
      9,200    Manitowoc Company, Inc. (The)                           739,496
      5,800    MSC Industrial Direct Co., Inc. Class A                 319,000
      9,600    Roper Industries, Inc.                                  548,160
      5,000    Snap-on, Inc.                                           252,550
      9,200    Terex Corp. *                                           747,960
                                                                   -----------
                                                                     4,498,200

               MARITIME  (0.3%)
      9,400    Kirby Corp. *                                           360,866
               MEDICAL SERVICES  (3.5%)
     10,500    DaVita, Inc. *                                          565,740
      9,000    inVentiv Health, Inc. *                                 329,490
      4,700    Laboratory Corporation of America Holdings *            367,822
      6,000    Manor Care, Inc.                                        391,740
      8,000    Pediatrix Medical Group, Inc. *                         441,200
      6,500    Psychiatric Solutions, Inc. *                           235,690
     16,000    Sierra Health Services, Inc. *                          665,280
      7,500    Sunrise Senior Living, Inc. *                           299,925
     10,000    VCA Antech, Inc. *                                      376,900
      3,000    WellCare Health Plans, Inc. *                           271,530
      8,595    WellPoint, Inc. *                                       686,139
                                                                   -----------
                                                                     4,631,456

               MEDICAL SUPPLIES  (4.2%)
      2,000    Alcon, Inc.                                             269,820
      8,000    Bard (C.R.), Inc.                                       661,040
      5,300    Baxter International, Inc.                              298,602
      5,000    Becton Dickinson & Co.                                  372,500
     20,000    DENTSPLY International, Inc.                            765,200
      5,700    Henry Schein, Inc. *                                    304,551
      6,200    Hologic, Inc. *                                         342,922
      3,500    IDEXX Laboratories, Inc. *                              331,205
      5,800    Intuitive Surgical, Inc. *                              804,866
      6,300    Kyphon, Inc. *                                          303,345
      5,000    McKesson Corp.                                          298,200
      8,000    Owens & Minor, Inc.                                     279,520
      7,000    Respironics, Inc. *                                     298,130
      5,400    West Pharmaceutical Services, Inc.                      254,610
                                                                   -----------
                                                                     5,584,511

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                                   JUNE 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

               METALS & MINING DIVERSIFIED (0.6%)
      7,400    Allegheny Technologies, Inc.                        $   776,112

               METALS FABRICATING  (0.3%)
      8,600    Harsco Corp.                                            447,200

               NATURAL GAS - DISTRIBUTION  (0.6%)
      4,400    AGL Resources, Inc.                                     178,112
     10,500    Southern Union Co.                                      342,195
      8,100    UGI Corp.                                               220,968
                                                                   -----------
                                                                       741,275

               NATURAL GAS - DIVERSIFIED  (1.6%)
     10,000    Southwestern Energy Co. *                               445,000
      3,500    Universal Compression Holdings, Inc. *                  253,645
     23,666    XTO Energy, Inc.                                      1,422,327
                                                                   -----------
                                                                     2,120,972

               NEWSPAPER  (0.2%)
     11,000    News Corp. Class B                                      252,340

               OFFICE EQUIPMENT & SUPPLIES (0.2%)
     13,500    Cenveo, Inc. *                                          313,065

               OILFIELD SERVICES/EQUIPMENT (0.4%)
      6,000    FMC Technologies, Inc. *                                475,320

               PACKAGING & CONTAINER  (0.4%)
      7,200    CLARCOR, Inc.                                           269,496
      6,000    Sonoco Products Co.                                     256,860
                                                                   -----------
                                                                       526,356

               PETROLEUM - PRODUCING  (1.0%)
     22,500    Range Resources Corp.                                   841,725
      9,500    Tenaris S.A. ADR                                        465,120
                                                                   -----------
                                                                     1,306,845

               PHARMACY SERVICES (0.9%)
      7,000    CVS Caremark Corp.                                      255,150
     12,400    Express Scripts, Inc. *                                 620,124
      3,800    Medco Health Solutions, Inc. *                          296,362
                                                                   -----------
                                                                     1,171,636

               POWER (0.4%)
     14,000    AES Corp. (The) *                                       306,320
     10,000    Reliant Energy, Inc. *                                  269,500
                                                                   -----------
                                                                       575,820

               PRECISION INSTRUMENT  (1.0%)
      4,300    Mettler Toledo International, Inc. *                    410,693

--------------------------------------------------------------------------------
6

                                          Value Line Asset Allocation Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

     12,000    Thermo Fisher Scientific, Inc. *                    $   620,640
      4,400    Waters Corp. *                                          261,184
                                                                   -----------
                                                                     1,292,517

               PUBLISHING  (0.3%)
      6,000    McGraw-Hill Companies, Inc. (The)                       408,480

               R.E.I.T.  (0.2%)
      6,600    LaSalle Hotel Properties                                286,572

               RAILROAD  (1.3%)
      3,300    Burlington Northern Santa Fe Corp.                      280,962
      6,400    Canadian National Railway Co.                           325,952
      5,200    Canadian Pacific Railway Ltd.                           357,864
     11,400    Kansas City Southern *                                  427,956
      5,400    Norfolk Southern Corp.                                  283,878
                                                                   -----------
                                                                     1,676,612

               RESTAURANT  (0.9%)
      8,500    Darden Restaurants, Inc.                                373,915
     23,550    Sonic Corp. *                                           520,926
      9,400    Yum! Brands, Inc.                                       307,568
                                                                   -----------
                                                                     1,202,409

               RETAIL - AUTOMOTIVE  (0.6%)
      2,200    AutoZone, Inc. *                                        300,564
     12,800    O'Reilly Automotive, Inc. *                             467,840
                                                                   -----------
                                                                       768,404

               RETAIL - SPECIAL LINES  (1.3%)
      7,000    Coach, Inc. *                                           331,730
      5,000    Dick's Sporting Goods, Inc. *                           290,850
     11,000    Dress Barn, Inc. (The) *                                225,720
     12,000    GameStop Corp. Class A *                                469,200
      8,500    Men's Wearhouse, Inc. (The)                             434,095
                                                                   -----------
                                                                     1,751,595

               RETAIL BUILDING SUPPLY  (0.1%)
      3,400    Watsco, Inc.                                            184,960
               RETAIL STORE  (0.9%)
      4,500    J.C. Penney Company, Inc.                               325,710
     11,000    Nordstrom, Inc.                                         562,320
      2,100    Sears Holdings Corp. *                                  355,950
                                                                   -----------
                                                                     1,243,980

               SECURITIES BROKERAGE  (1.6%)
      4,400    Bear Stearns Companies, Inc. (The)                      616,000
        600    Chicago Mercantile Exchange Holdings, Inc.              320,616
      1,700    Goldman Sachs Group, Inc. (The)                         368,475
      3,600    Merrill Lynch & Co., Inc.                               300,888
      3,300    Morgan Stanley                                          276,804
      9,450    Raymond James Financial, Inc.                           292,005
                                                                   -----------
                                                                     2,174,788

               SHOE  (0.7%)
      8,000    Genesco, Inc. *                                         418,480
      5,400    NIKE, Inc. Class B                                      314,766

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                                   JUNE 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

      9,000    Wolverine World Wide, Inc.                          $   249,390
                                                                   -----------
                                                                       982,636

               STEEL - GENERAL  (0.7%)
      3,500    IPSCO, Inc.                                             556,080
      6,000    Nucor Corp.                                             351,900
                                                                   -----------
                                                                       907,980

               TELECOMMUNICATION SERVICES  (2.5%)
     12,000    American Tower Corp. Class A *                          504,000
      8,000    AT&T, Inc.                                              332,000
      1,000    BT Group PLC ADR                                         66,580
      9,000    Crown Castle International Corp. *                      326,430
      3,600    Millicom International Cellular S.A. *                  329,904
      5,000    Mobile TeleSystems ADR                                  302,850
     11,000    NII Holdings, Inc. Class B *                            888,140
     13,000    Time Warner Telecom, Inc. Class A *                     261,300
      3,200    Vimpel-Communications ADR                               337,152
                                                                   -----------
                                                                     3,348,356

               TELECOMMUNICATIONS EQUIPMENT (0.7%)
      6,600    Anixter International, Inc. *                           496,386
      7,000    CommScope, Inc. *                                       408,450
                                                                   -----------
                                                                       904,836

               THRIFT  (0.3%)
     30,457    Hudson City Bancorp, Inc.                               372,185

               TOBACCO  (0.2%)
      4,300    British American Tobacco PLC ADR                        297,302

               TOILETRIES & COSMETICS  (0.3%)
      9,000    Luxottica Group S.p.A. ADR                              347,760

               TRUCKING  (0.4%)
      5,250    Knight Transportation, Inc.                             101,745
      9,400    Landstar System, Inc.                                   453,550
                                                                   -----------
                                                                       555,295

               WIRELESS NETWORKING  (0.5%)
      3,000    Leap Wireless International, Inc. *                     253,500
     12,000    SBA Communications Corp. Class A *                      403,080
                                                                   -----------
                                                                       656,580
                                                                   -----------

                TOTAL COMMON STOCKS (COST $64,095,816)             100,965,444
                                                                   -----------

--------------------------------------------------------------------------------
8

                                          Value Line Asset Allocation Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
   PRINCIPAL
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY OBLIGATIONS  (13.1%)
 $2,000,000     Federal Home Loan Bank, 4.10%, 6/13/08               1,978,058
  1,000,000     Federal Home Loan Bank, 4.25%, 9/12/08                 988,283
  3,000,000     Federal Home Loan Bank, 5.00%, 9/18/09               2,989,923
  1,000,000     Federal Home Loan Mortgage Corp., 4.25%, 7/15/09       982,022
  2,500,000     Federal Home Loan Mortgage Corp., 5.75%, 1/15/12     2,548,158


   PRINCIPAL
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------
 $2,000,000     Federal Home Loan Mortgage Corp., 5.13%, 7/15/12   $ 1,988,696
  1,000,000     Federal Home Loan Mortgage Corp., 4.50%, 1/15/13       960,917
    966,820     Federal Home Loan Mortgage Corp.,
                 Gold PC Pool# J03316, 5.00%, 9/1/21                   934,516
  1,000,000     Federal National Mortgage Association, 3.25%, 1/15/08  988,832
  1,546,054     Federal National Mortgage Association,
                  5.00%, 11/1/34                                     1,454,732
  1,693,702     Government National Mortgage
                 Association, 5.50%, 1/15/36                         1,644,095
                                                                   -----------

                TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                  (COST $17,637,222)                                17,458,232
                                                                   -----------

                TOTAL INVESTMENT SECURITIES (89.1%)
                  (COST $81,733,038)                               118,423,676
                                                                   -----------
    REPURCHASE AGREEMENTS (1) (10.4%)
    7,000,000   With Morgan Stanley, 4.00%, dated 6/29/07, due
                  7/2/07, delivery value $7,002,333
                  (collateralized by $6,180,000 U.S. Treasury
                  Notes 6.50%, due 11/15/26, with a value of
                  $7,194,746)                                        7,000,000
    6,800,000   With State Street Bank &
                  Trust, 3.70%, dated 6/29/07, due 7/2/07,
                  delivery value $6,802,097 (collateralized by
                  $7,210,000 U.S. Treasury Notes 4.25% due 8/15/15,
                  with a value of $6,956,169)                        6,800,000
                                                                   -----------

                TOTAL REPURCHASE AGREEMENTS
                  (COST $13,800,000)                                13,800,000
                                                                   -----------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (0.5%)                 719,332
                                                               ---------------
NET ASSETS  (100%)                                             $   132,943,008
                                                               ---------------
NET ASSET VALUE OFFERING AND REDEMPTION
  PRICE, PER OUTSTANDING SHARE
  ($132,943,008 / 5,825,622 SHARES OUTSTANDING)                $         22.82
                                                               ---------------

*       Non-income producing.
(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, it is the Fund's policy to mark-to-market the collateral on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.
ADR     American Depositary Receipt

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund's unrealized appreciation/(depreciation) as of June 30, 2007 was as follows:

                                                                    TOTAL NET
                                                                    UNREALIZED
 TOTAL COST           APPRECIATION       DEPRECIATION             APPRECIATION
--------------------------------------------------------------------------------
$ 95,533,038          $ 37,168,629        $   (477,991)          $  36,690,638


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.   EXHIBITS:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

--------------------------------------------------------------------------------
10

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By       /s/ Jean B. Buttner
         -----------------------
         Jean B. Buttner, President

Date:    August 28, 2007
         -----------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    August 28, 2007
         -----------------------